Debt and Capital Structure - Schedule of Short-Term Borrowings (Detail) - CAD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 101	$ 179
Uncommitted Demand Facility
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	0	0
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 101	$ 179